Earnings Per Common Share (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		9 Months Ended	0 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 16, 2011 8.75% subordinated notes	Dec. 31, 2011 8.75% subordinated notes	Sep. 30, 2013 Options	Sep. 30, 2013 Options	Dec. 16, 2011 Warrants	Dec. 31, 2011 Warrants
Earnings Per Common Share
Numerator (Net income available to common shareholders)	$ 1,046,000	$ 1,021,000	$ 881,000	$ 760,000	$ 630,000	$ 903,000	$ 790,000	$ 558,000	$ 403,000	$ 3,287,000	$ 2,271,000	$ 3,292,000	$ 2,654,000	$ 1,190,000
Weighted average common shares outstanding for:
Basic earnings per share (in shares)	5,295,000		4,693,000							5,281,000	3,780,000	4,144,000	3,287,000	3,262,000
Dilutive securities:
Deferred compensation (in shares)			2,000
Warrants - Treasury stock method (in shares)	46,000		31,000							41,000	27,000	28,000
Diluted earnings per share (in shares)	5,341,000		4,726,000							5,322,000	3,807,000	4,172,000	3,287,000	3,262,000
The average market price used in calculating assumed number of shares (in dollars per share)	$ 10.33		$ 8.27							$ 9.50	$ 7.84	$ 7.98	$ 6.34	$ 5.78
Earnings per common share
Outstanding securities not deemed to be dilutive (in shares)																		73,022
Average exercise price of options (in dollars per share)																	$ 20.23	$ 20.23
Exercise price of warrants (in dollars per share)																				$ 5.90
Number of options with an exercise price below the average market price (in shares)																	0	0
Average market price of options or warrants (in dollars per share)																	$ 10.33	$ 9.50
Debt issued															$ 2,500,000	$ 2,500,000
Interest rate (as a percent)																8.75%
Warrants issued (in shares)																			107,500	107,500